TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – November 30, 2021 (Unaudited)

Par Value		Value

BANK NOTES - 1.42%
	Financials - 1.42%
$5,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.810%
	0.990%, 05/26/22 (a)	$5,015,459
3,975,000	3 Month LIBOR USD + 0.950%
	1.082%, 03/29/23 (a)	4,012,294
3,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	0.770%, 05/18/22 (a)	3,007,644
13,965,000	PNC Bank NA,
	3 Month LIBOR USD + 0.325%
	0.495%, 02/24/23 (a)	13,975,299
5,000,000	Truist Bank,
	SOFR + 0.730%
	0.779%, 03/09/23 (a)	5,031,410
10,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.604%, 05/23/22 (a)	10,017,335
	Total Bank Notes	41,059,441
	(Cost $40,869,831)

ASSET BACKED SECURITIES* - 0.01%
	Federal National Mortgage Association REMIC - 0.01%
41,006	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.140%
	0.358%, 02/25/32 (a)	40,643
60,269	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.130%
	0.349%, 06/25/32 (a)	58,578
307,586	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.220%
	0.312%, 07/25/32 (a)	301,656
	Total Asset Backed Securities	400,877
	(Cost $408,861)

COLLATERALIZED MORTGAGE OBLIGATIONS - 33.58%
	Federal Home Loan Mortgage Corporation REMIC - 2.96%
203	Series 1222, Class P
	H15T10Y - 0.400%
	1.190%, 03/15/22 (a)(b)	202
1,550	Series 1250, Class J
	7.000%, 05/15/22 (b)	1,565
1,498	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.489%, 12/15/22 (a)(c)	1,505
300,244	Series 2977, Class M
	5.000%, 05/15/25 (b)	312,358
1,068,427	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	0.539%, 08/15/32 (a)(d)	1,082,292
1,102,336	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.439%, 10/15/33 (a)(b)(d)	1,108,768
785,662	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.489%, 08/15/36 (a)	792,293
62,210	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	0.439%, 10/15/36 (a)	62,694
38,590	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	0.489%, 12/15/36 (a)	38,978
616,300	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.589%, 06/15/39 (a)(d)	623,622
165,270	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	0.939%, 06/15/39 (a)	169,342
9,925,629	Series 4942, Class FB
	1 Month LIBOR USD + 0.500%
	0.589%, 04/15/40 (a)(d)	10,043,264
249,055	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.459%, 03/15/41 (a)	251,231
36,233	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	0.489%, 05/15/41 (a)	36,620
52,784	Series 4109, Class EC
	2.000%, 12/15/41 (c)(d)	52,181
6,175,609	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.589%, 12/15/44 (a)(d)	6,250,560
1,948,134	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	0.589%, 04/15/46 (a)	1,968,965
2,291,403	Series 4689, Class FD
	1 Month LIBOR USD + 0.350%
	0.439%, 06/15/47 (a)	2,299,177
2,900,572	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	0.389%, 08/15/47 (a)(b)	2,902,156
2,873,804	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	0.439%, 12/15/47 (a)	2,877,794
5,400,965	Series 4795, Class FB
	1 Month LIBOR USD + 0.300%
	0.389%, 06/15/48 (a)	5,392,068
5,717,515	Series 4907, Class AF
	1 Month LIBOR USD + 0.500%
	0.592%, 09/25/48 (a)(d)	5,770,477
3,302,838	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	0.539%, 04/15/49 (a)(b)	3,323,273
7,082,916	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	0.492%, 07/25/49 (a)	7,129,239
3,990,382	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	0.542%, 09/25/49 (a)	4,021,125
5,485,269	Series 4937, Class MF
	1 Month LIBOR USD + 0.450%
	0.542%, 12/25/49 (a)	5,529,324
4,192,929	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/50 (a)(b)	4,226,643
7,702,386	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/50 (a)	7,733,715
4,623,317	Series 4981, Class JF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/50 (a)	4,647,514
7,038,824	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	0.639%, 02/15/54 (a)(d)	7,137,270
		85,786,215
	Federal National Mortgage Association REMIC - 3.26%
6,384	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	1.092%, 08/25/22 (a)	6,384
12,855	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	1.242%, 02/25/23 (a)(e)	12,937
11,417	Series 1998-21, Class F
	H15T1Y + 0.350%
	0.430%, 03/25/28 (a)	11,371
83,849	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	100,620
77,404	Series 2000-32, Class Z
	7.500%, 10/18/30	90,854
108,796	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/36 (a)	109,776
154,690	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.492%, 08/25/36 (a)(b)	156,068
149,024	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	0.492%, 08/25/36 (a)(b)	150,367
339,463	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	0.472%, 11/25/36 (a)	342,508
141,665	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.542%, 08/25/37 (a)	143,359
133,814	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	0.662%, 09/25/37 (a)	136,073
142,779	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	0.662%, 09/25/37 (a)	145,227
301,589	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	0.632%, 09/25/37 (a)	305,788
189,953	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	0.692%, 10/25/37 (a)	193,222
17,087	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	1.192%, 10/25/39 (a)	17,634
322,782	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.522%, 11/25/40 (a)(b)	325,770
785,894	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.492%, 04/25/41 (a)(b)	788,524
323,946	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	0.542%, 07/25/41 (a)	329,566
343,738	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	359,268
2,123,416	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	0.642%, 09/25/43 (a)	2,153,612
807,825	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	0.612%, 12/25/43 (a)	815,521
1,301,149	Series 2015-30, Class AB
	3.000%, 05/25/45	1,362,903
3,127,853	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.492%, 09/25/46 (a)	3,160,388
7,882,250	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.592%, 11/25/46 (a)	7,986,160
2,222,610	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.492%, 05/25/47 (a)	2,233,473
2,743,179	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.442%, 01/25/48 (a)	2,757,991
849,352	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.932%, 04/25/48 (a)(d)	872,146
5,306,522	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/49 (a)(b)	5,381,416
5,211,597	Series 2019-33, Class CF
	1 Month LIBOR USD + 0.470%
	0.562%, 07/25/49 (a)	5,261,173
1,407,842	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	0.542%, 07/25/49 (a)	1,420,446
5,763,961	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	0.542%, 09/25/49 (a)(b)	5,815,230
4,463,444	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	0.592%, 11/25/49 (a)(b)	4,495,233
3,321,329	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	0.542%, 03/25/50 (a)(b)	3,346,651
7,647,904	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	0.592%, 05/25/50 (a)(b)	7,728,342
8,141,356	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/50 (a)	8,194,057
16,706,293	Series 2020-34, Class F
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/50 (a)	16,965,523
3,777,361	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	0.492%, 12/25/57 (a)	3,804,159
7,144,507	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.442%, 10/25/58 (a)	7,192,262
		94,672,002
	Government National Mortgage Association - 27.36%
4,489,458	Series 2019-054, Class HF
	1 Month SOFR + 0.400%
	0.448%, 04/20/44 (a)	4,476,445
1,353,628	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	0.465%, 11/20/66 (a)	1,337,757
1,808,821	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	0.644%, 12/20/66 (a)	1,795,455
2,952,671	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.595%, 03/20/67 (a)	2,968,382
2,496,268	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.575%, 03/20/67 (a)	2,504,441
6,364,160	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	0.575%, 05/20/67 (a)	6,391,215
1,356,609	Series 2017-H16, Class F
	12 Month LIBOR USD + 0.050%
	0.295%, 08/20/67 (a)	1,335,069
7,295,515	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	0.484%, 01/20/68 (a)	7,188,222
3,321,326	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.475%, 01/20/68 (a)	3,325,754
6,683,882	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.327%, 06/20/68 (a)	6,580,412
6,043,347	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	0.382%, 08/20/68 (a)	5,942,691
1,149,258	Series 2018-H17, Class DF
	12 Month LIBOR USD + 0.100%
	0.328%, 10/20/68 (a)	1,128,534
1,453,605	Series 2018-H17, Class FT
	12 Month LIBOR USD + 0.200%
	0.428%, 10/20/68 (a)	1,432,259
3,166,117	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	0.625%, 03/20/69 (a)	3,199,730
10,218,900	Series 2019-H14, Class EF
	1 Month LIBOR USD + 0.440%
	0.515%, 05/20/69 (a)	10,230,399
5,648,716	Series 2020-H04, Class FL
	1 Month LIBOR USD + 0.500%
	0.575%, 05/20/69 (a)	5,677,500
3,013,187	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	0.705%, 05/20/69 (a)	3,057,548
5,999,358	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.725%, 06/20/69 (a)	6,084,125
3,340,931	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	0.705%, 09/20/69 (a)	3,391,720
3,908,831	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	0.825%, 10/20/69 (a)	3,990,381
3,790,474	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	0.775%, 10/20/69 (a)	3,862,955
7,375,790	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	0.725%, 11/20/69 (a)	7,494,817
10,568,723	Series 2020-H04, Class AF
	1 Month LIBOR USD + 0.750%
	0.825%, 02/20/70 (a)	10,797,675
15,041,582	Series 2020-H04, Class FH
	1 Month LIBOR USD + 0.600%
	0.675%, 02/20/70 (a)	15,251,090
6,922,984	Series 2020-H05, Class FK
	1 Month LIBOR USD + 0.610%
	0.701%, 03/20/70 (a)	7,020,659
41,267,587	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.428%, 04/20/70 (a)	41,321,041
13,185,042	Series 2020-H09, Class FD
	1 Month LIBOR USD + 0.800%
	0.891%, 05/20/70 (a)	13,526,854
11,786,621	Series 2020-H10, Class FA
	1 Month LIBOR USD + 0.550%
	0.641%, 06/20/70 (a)	11,921,836
4,951,268	Series 2020-H13, Class FK
	1 Month LIBOR USD + 0.500%
	0.591%, 07/20/70 (a)	4,982,417
15,052,108	Series 2020-H12, Class GF
	1 Month LIBOR USD + 0.530%
	0.621%, 07/20/70 (a)	15,202,900
17,290,155	Series 2020-H16, Class LF
	1 Month LIBOR USD + 1.050%
	1.141%, 09/20/70 (a)	18,011,350
24,790,553	Series 2020-H16, Class FK
	1 Month LIBOR USD + 0.450%
	0.541%, 09/20/70 (a)	24,936,195
10,869,159	Series 2020-H22, Class HF
	2.282%, 10/20/70 (a)	11,693,809
12,624,429	Series 2021-H01, Class F
	1 Month LIBOR USD + 0.400%
	0.491%, 11/20/70 (a)	12,655,997
23,224,237	Series 2021-H11, Class FA
	30-day Average SOFR + 1.500%
	1.548%, 12/20/70 (a)	24,820,720
24,255,460	Series 2021-H04, Class FD
	30-day Average SOFR + 1.150%
	1.198%, 12/20/70 (a)	25,473,089
14,681,253	Series 2021-H03, Class JF
	30-day Average SOFR + 1.250%
	1.298%, 01/20/71 (a)	15,531,486
16,363,992	Series 2021-H04, Class FA
	30-day Average SOFR + 1.250%
	1.298%, 02/20/71 (a)	17,292,485
15,480,800	Series 2021-H04, Class BF
	30-day Average SOFR + 0.600%
	0.648%, 02/20/71 (a)	15,745,873
19,741,854	Series 2021-H04, Class FB
	30-day Average SOFR + 1.200%
	1.248%, 02/20/71 (a)	20,831,076
20,211,086	Series 2021-H03, Class FJ
	30-day Average SOFR + 1.150%
	1.198%, 02/20/71 (a)	21,140,928
25,453,701	Series 2021-H04, Class FC
	30-day Average SOFR + 1.150%
	1.198%, 02/20/71 (a)	26,731,665
16,940,365	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	0.598%, 02/20/71 (a)	17,152,852
21,930,306	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	0.798%, 03/20/71 (a)	22,449,923
24,895,771	Series 2021-H06, Class LF
	30-day Average SOFR + 1.500%
	1.548%, 03/20/71 (a)	26,741,322
32,668,199	Series 2021-H05, Class FJ
	30-day Average SOFR + 0.750%
	0.798%, 03/20/71 (a)	33,322,955
28,255,121	Series 2021-H05, Class FK
	30-day Average SOFR + 0.730%
	0.778%, 03/20/71 (a)	28,956,885
27,127,055	Series 2021-H09, Class GF
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	28,732,751
25,008,291	Series 2021-H06, Class PF
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	26,889,522
21,880,320	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	0.948%, 04/20/71 (a)	22,597,662
25,756,723	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	0.998%, 04/20/71 (a)	26,642,839
26,603,502	Series 2021-H08, Class FP
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	28,139,253
27,793,568	Series 2021-H08, Class NF
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	29,855,008
24,754,276	Series 2021-H10, Class FB
	30-day Average SOFR + 1.500%
	1.548%, 06/20/71 (a)	26,654,172
25,085,953	Series 2021-H11, Class FM
	30-day Average SOFR + 1.500%
	1.548%, 07/20/71 (a)	27,029,861
		793,449,961
	Total Collateralized Mortgage Obligations	973,908,178
	(Cost $972,760,839)

MORTGAGE-BACKED OBLIGATIONS - 9.52%
	Federal Home Loan Mortgage Corporation - 0.01%
3,736	6 Month LIBOR USD + 1.625%
	1.750%, 11/01/22 (a)	3,759
1,266	6 Month LIBOR USD + 1.095%
	1.314%, 11/01/22 (a)	1,268
6,606	6 Month LIBOR USD + 2.234%
	2.358%, 10/01/24 (a)	6,635
166,469	H15T3Y + 2.541%
	3.036%, 08/01/28 (a)	166,995
32,688	H15T1Y + 1.920%
	3.045%, 05/01/31 (a)	32,943
		211,600
	Federal Home Loan Mortgage Corporation Gold - 0.00%
673	3.500%, 10/01/22	710
122	4.500%, 07/01/23	128
		838
	Federal National Mortgage Association - 9.18%
41,635	5.000%, 03/01/27	43,082
14,473	COFI + 1.250%
	2.139%, 07/01/27 (a)	14,564
36,303	COFI + 1.500%
	4.684%, 01/01/29 (a)	37,046
5,683	COFI + 1.500%
	4.669%, 02/01/29 (a)	5,802
5,000,000	1 Month LIBOR USD + 0.520%
	0.608%, 05/01/29 (a)	4,997,792
5,000,000	1 Month LIBOR USD + 0.580%
	0.668%, 06/01/29 (a)	4,998,005
15,852	COFI + 1.841%
	2.079%, 08/01/29 (a)	15,855
20,000,000	1 Month LIBOR USD + 0.600%
	0.688%, 06/01/30 (a)	19,992,400
20,000,000	1 Month LIBOR USD + 0.590%
	0.678%, 07/01/30 (a)	19,992,120
31,131,000	30-day Average SOFR + 0.390%
	0.438%, 12/01/30 (a)	31,127,647
27,375,000	30-day Average SOFR + 0.420%
	0.468%, 01/01/31 (a)	27,373,715
23,790,000	30-day Average SOFR + 0.370%
	0.418%, 01/01/31 (a)	23,786,435
16,500,000	30-day Average SOFR + 0.380%
	0.428%, 01/01/31 (a)	16,497,948
34,270,000	30-day Average SOFR + 0.390%
	0.438%, 01/01/31 (a)	34,266,461
27,350,000	30-day Average SOFR + 0.420%
	0.468%, 01/01/31 (a)	27,348,878
30,870,000	30-day Average SOFR + 0.350%
	0.398%, 01/01/31 (a)	30,864,290
20,100,000	30-day Average SOFR + 0.250%
	0.298%, 04/01/31 (a)	20,091,470
40,032	12 Month LIBOR USD + 1.755%
	2.005%, 07/01/32 (a)	40,149
7,635	6.000%, 08/01/32	8,508
154,667	H15T1Y + 2.625%
	2.700%, 09/01/32 (a)	154,477
12,669	12 Month LIBOR USD + 1.225%
	1.475%, 01/01/33 (a)	12,747
15,599	H15T1Y + 2.234%
	2.344%, 06/01/33 (a)	16,517
243,553	COFI + 1.250%
	4.595%, 08/01/33 (a)	273,809
1,069	6.000%, 11/01/33	1,223
122,024	H15T1Y + 2.042%
	2.167%, 04/01/34 (a)	129,887
366,173	COFI + 1.250%
	1.488%, 08/01/34 (a)	362,443
26,680	6.000%, 09/01/34	29,830
124,925	12 Month LIBOR USD + 1.713%
	1.993%, 07/01/37 (a)	130,685
92,830	6.500%, 11/01/37	98,680
21,607	6.000%, 06/01/38	24,260
17,789	6.000%, 09/01/38	19,891
7,205	6.000%, 09/01/38	8,318
5,908	6.000%, 11/01/38	6,576
1,557	6.000%, 10/01/39	1,732
1,135,711	12 Month LIBOR USD + 1.723%
	2.050%, 07/01/40 (a)	1,189,334
1,690,607	12 Month LIBOR USD + 1.755%
	2.061%, 02/01/42 (a)	1,772,764
271,488	12 Month LIBOR USD + 1.746%
	2.050%, 05/01/42 (a)	284,760
306,420	COFI + 1.250%
	1.488%, 08/01/44 (a)	303,086
		266,323,186
	Government National Mortgage Association - 0.33%
6,924	7.000%, 04/15/26	7,382
72,682	H15T1Y + 2.000%
	2.375%, 04/20/34 (a)	72,896
263,965	H15T1Y + 1.500%
	1.875%, 06/20/34 (a)	274,484
393,589	H15T1Y + 1.500%
	1.625%, 08/20/34 (a)	407,930
17,549	H15T1Y + 1.500%
	1.875%, 05/20/42 (a)	18,269
15,320	H15T1Y + 1.500%
	1.875%, 06/20/42 (a)	15,945
86,213	H15T1Y + 1.500%
	1.625%, 07/20/42 (a)	89,267
9,153	H15T1Y + 1.500%
	2.125%, 10/20/42 (a)	9,514
17,273	H15T1Y + 1.500%
	2.125%, 12/20/42 (a)	17,946
1,662,374	12 Month LIBOR USD + 1.723%
	2.063%, 11/20/68 (a)	1,734,378
3,486,028	12 Month LIBOR USD + 1.859%
	2.131%, 06/20/69 (a)	3,674,007
3,249,950	12 Month LIBOR USD + 1.515%
	1.779%, 09/20/69 (a)	3,365,047
		9,687,065
	Total Mortgage-Backed Obligations	276,222,689
	(Cost $276,254,247)

AGENCY DEBENTURES - 0.05%
	Other Agency Debentures - 0.05%
1,500,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300%
	0.464%, 11/01/24 (a)(f)(g)	1,500,000
	Total Agency Debentures	1,500,000
	(Cost $1,500,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 30.08%
	FHLMC, Multifamily Structured Pass Through Certificates - 30.08%
443,471	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.448%, 02/25/24 (a)(d)	444,518
257,713	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	0.478%, 07/25/24 (a)(d)	257,321
8,000,000	Series K-047, Class A2
	3.329%, 05/25/25 (a)(c)(d)	8,544,943
2,995,947	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.428%, 06/25/25 (a)(d)	3,002,049
7,995,088	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	0.598%, 11/25/25 (a)(d)	8,033,991
3,969,226	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	0.568%, 04/25/26 (a)(d)	3,988,452
7,869,794	Series K-F77, Class AL
	1 Month LIBOR USD + 0.700%
	0.788%, 02/25/27 (a)(d)	7,943,125
272,024	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	0.458%, 03/25/27 (a)(d)	272,273
7,339,183	Series K-F81, Class AL
	1 Month LIBOR USD + 0.360%
	0.448%, 06/25/27 (a)(d)	7,364,291
2,854,127	Series K-F81, Class AS
	30-day Average SOFR + 0.400%
	0.448%, 06/25/27 (a)(d)	2,862,828
1,197,810	Series K-F86, Class AS
	30-day Average SOFR + 0.320%
	0.368%, 08/25/27 (a)(d)	1,199,706
45,000,000	Series K-F107, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 03/25/28 (a)(c)(d)	45,026,757
2,245,139	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	0.488%, 07/25/28 (a)(d)	2,256,008
2,562,201	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	0.508%, 09/25/28 (a)(d)	2,584,589
2,341,671	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.648%, 11/25/28 (a)(d)	2,353,843
9,201,588	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	0.608%, 07/25/29 (a)(d)	9,278,236
4,202,332	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	0.608%, 07/25/29 (a)(d)	4,230,776
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	0.738%, 08/25/29 (a)(d)	10,014,207
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.748%, 09/25/29 (a)(d)	5,064,642
18,087,895	Series K-F73, Class AL
	1 Month LIBOR USD + 0.600%
	0.688%, 11/25/29 (a)(c)(d)	18,205,405
15,000,000	Series K-L06, Class AFL
	1 Month LIBOR USD + 0.370%
	0.458%, 12/25/29 (a)(d)	15,112,686
9,302,001	Series K-F75, Class AL
	1 Month LIBOR USD + 0.510%
	0.598%, 12/25/29 (a)(d)	9,412,882
4,185,900	Series K-F75, Class AS
	SOFR + 0.550%
	0.598%, 12/25/29 (a)(d)	4,220,799
19,831,836	Series K-F76, Class AL
	1 Month LIBOR USD + 0.600%
	0.688%, 01/25/30 (a)(d)	19,979,363
19,831,836	Series K-F76, Class AS
	SOFR + 0.610%
	0.658%, 01/25/30 (a)(d)	19,925,295
18,857,368	Series K-F78, Class AL
	1 Month LIBOR USD + 0.800%
	0.888%, 03/25/30 (a)(d)	19,056,801
25,000,000	Series K-S14, Class AS
	30-day Average SOFR + 0.370%
	0.418%, 04/25/30 (a)(d)	25,074,480
13,369,134	Series K-F79, Class AL
	1 Month LIBOR USD + 0.470%
	0.558%, 05/25/30 (a)(d)	13,430,466
28,145,545	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.628%, 05/25/30 (a)(d)	28,321,390
14,813,521	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.458%, 06/25/30 (a)(d)	14,848,415
11,222,365	Series K-F82, Class AS
	30-day Average SOFR + 0.420%
	0.468%, 06/25/30 (a)(d)	11,277,279
17,031,138	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.448%, 06/25/30 (a)(d)	17,044,555
18,279,470	Series K-F84, Class AL
	1 Month LIBOR USD + 0.300%
	0.388%, 07/25/30 (a)(d)	18,323,172
22,106,363	Series K-F87, Class AL
	1 Month LIBOR USD + 0.350%
	0.438%, 08/25/30 (a)	22,154,798
40,014,959	Series K-F89, Class AS
	30-day Average SOFR + 0.370%
	0.418%, 09/25/30 (a)(d)	40,080,175
19,700,139	Series K-F88, Class AS
	30-day Average SOFR + 0.350%
	0.398%, 09/25/30 (a)(d)	19,732,416
25,610,181	Series K-F88, Class AL
	1 Month LIBOR USD + 0.330%
	0.418%, 09/25/30 (a)(d)	25,631,007
37,293,821	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.428%, 09/25/30 (a)(d)	37,483,400
21,784,902	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.418%, 10/25/30 (a)(d)	21,838,632
20,416,932	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.428%, 10/25/30 (a)(d)	20,467,017
27,328,525	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300%
	0.388%, 11/25/30 (a)(d)	27,388,205
36,075,604	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 12/25/30 (a)(d)	36,042,887
50,000,000	Series K-F106, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 01/25/31 (a)(d)	49,976,630
47,500,000	Series K-F104, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 01/25/31 (a)(d)	47,456,908
50,000,000	Series K-F103, Class AS
	30-day Average SOFR + 0.240%
	0.288%, 01/25/31 (a)(d)	49,976,555
50,000,000	Series K-F105, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 02/25/31 (a)(d)	49,976,580
65,000,000	Series K-F108, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 02/25/31 (a)(d)	65,032,214
		872,192,967
	Total U.S. Government-Backed Obligations	872,192,967
	(Cost $870,298,387)

REPURCHASE AGREEMENTS - 25.21%
75,000,000	RBC Capital Markets, 0.320%, Dated 11/30/2021, matures 01/04/2022, repurchase price $75,023,333
	(collateralized by $67,665,000 par amount of Domestic Municipal Securities
	of 2.888% to 5.000% due 03/01/30 to 09/01/50, total market value $79,304,670)	75,000,000
165,837,000	Amherst Pierpoint Securities, 0.491%, Dated 11/22/2021, matures 12/17/2021, repurchase price
	$165,893,561 (collateralized by $165,089,819 par amount of GNMA securities of 2.000% to 3.500%,
	due 12/20/51, total market value $169,753,527)	165,837,000
32,671,000	Amherst Pierpoint Securities, 0.493%, Dated 11/23/2021, matures 12/17/2021, repurchase price
	$32,681,746 (collateralized by $33,212,566 par amount of GNMA securities of 1.500% to 2.000%,
	due 12/20/51, total market value $33,604,628)	32,671,000
106,768,000	Amherst Pierpoint Securities, 0.492%, Dated 11/24/2021, matures 12/20/2021, repurchase price
	$106,805,968 (collateralized by $107,537,403 par amount of GNMA securities of 2.000% to 2.500%,
	due 12/20/51, total market value $109,869,674)	106,768,000
90,035,000	Amherst Pierpoint Securities, 0.493%, Dated 11/23/2021, matures 12/20/2021, repurchase price
	$90,068,316 (collateralized by $90,235,163 par amount of GNMA securities of 2.000% to 4.000%,
	due 12/20/36 to 12/20/51, total market value $92,608,664)	90,035,000
115,650,000	INTL FCStone Financial, Inc., 0.150%, Dated 11/30/2021, matures 12/01/2021, repurchase price
	$115,650,482 (collateralized by $359,188,139 par amount of United States Treasury Bills, Government Agencies,
	GNMA, FNMA, and FHLMC securities of 0.000% to 8.500% due 12/02/21 to 10/20/64, total market
	value $117,685,321)	115,650,000
70,000,000	Amherst Pierpoint Securities, 0.370%, Dated 11/10/2021, matures 02/08/2022, repurchase price $70,064,750
	(collateralized by $71,626,755 par amount of United States Treasury Bills, United Stated Treasury Notes,
	FHLMC, GNMA, CMO, and FNMA securities of 0.000% to 6.500%, due 12/28/21 to 12/25/51, total market
	value $71,747,795)	70,000,000
50,000,000	Amherst Pierpoint Securities, 0.170%, Dated 10/29/2021, matures 01/18/2022, repurchase price
	$50,019,125 (collateralized by $119,107,750 par amount of United States Treasury Notes, FNMA, FHLMC,
	and GNMA securities of 0.125% to 6.500%, due 12/31/22 to 08/20/71, total market value $51,161,693)	50,000,000
25,000,000	Amherst Pierpoint Securities, 0.290%, Dated 11/05/2021, matures 12/02/2021, repurchase price
	$25,005,438 (collateralized by $29,488,809 par amount of Governement Agencies, United States Treasury Bills,
	United States Treasury Notes, CMO, and FNMA securities of 0.000% to 2.500%, due 12/30/21 to 12/25/51, total
	market value $25,684,248)	25,000,000
	Total Repurchase Agreements	730,961,000
	(Cost $730,961,000)
	Total Investments - 99.87%	2,896,245,152
	(Cost $2,893,053,165)
	Net Other Assets and Liabilities - 0.13%	3,783,241
	Net Assets - 100.00%	$2,900,028,393

* See Note A.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has PAC (Planned Amortization Class) collateral.
(c) The security has Sequential collateral.
(d) The security has Structured collateral.
(e) The security has Support collateral.
(f)
Security has been valued at fair market value as determned in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2021, this security amounted to $1,500,000 or 0.05% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g) Illiquid security. The total market value of this security was $1,500,000, representing 0.05% of net assets.

Explanation of Abbreviations and Acronyms:
COFI	11th District Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate
H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – November 30, 2021 (Unaudited)

Par Value		Value

BANK NOTES - 9.35%
	Financials - 9.35%
$4,000,000	BBVA USA,
	2.500%, 08/27/24	$4,145,390
6,300,000	3.875%, 04/10/25	6,793,884
19,430,000	Capital One Bank USA NA,
	SOFR + 0.616%
	2.014%, 01/27/23 (a)	19,466,953
5,421,000	Citibank NA,
	3.650%, 01/23/24	5,724,512
3,000,000	Discover Bank,
	4.200%, 08/08/23	3,167,010
20,000,000	2.450%, 09/12/24	20,507,177
3,100,000	First Republic Bank,
	SOFR + 0.620%
	1.912%, 02/12/24 (a)	3,142,783
2,000,000	KeyBank NA,
	3 Month LIBOR USD + 0.660%
	0.792%, 02/01/22 (a)	2,001,916
4,900,000	1.250%, 03/10/23	4,937,965
20,000,000	3.300%, 06/01/25	21,412,274
15,000,000	3.400%, 05/20/26	16,129,282
5,200,000	Manufacturers & Traders Trust Co.,
	2.900%, 02/06/25	5,476,123
8,450,000	Truist Bank,
	2.150%, 12/06/24	8,682,766
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.604%, 05/23/22 (a)	5,008,668
	Total Bank Notes	126,596,703
	(Cost $127,407,015)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.36%
	Federal Home Loan Mortgage Corporation REMIC - 0.84%
3,495	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.489%, 12/15/22 (a)(b)	3,511
66,029	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	68,585
69,442	Series 1980, Class Z
	7.000%, 07/15/27 (b)	77,859
914,540	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.439%, 10/15/33 (a)(c)(d)	919,877
737,607	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	1.089%, 08/15/35 (a)	759,745
1,183,227	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	0.489%, 08/15/36 (a)	1,193,213
397,564	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.489%, 08/15/36 (a)	400,919
269,484	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	0.639%, 09/15/37 (a)	274,142
982,273	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	0.689%, 09/15/37 (a)	999,550
386,806	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.589%, 06/15/39 (a)(c)	391,402
156,270	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.459%, 03/15/41 (a)	157,635
42,059	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	41,578
857,197	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	0.439%, 11/15/43 (a)	863,742
1,235,122	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.589%, 12/15/44 (a)(c)	1,250,112
896,654	Series 4784, Class PK
	3.500%, 06/15/45 (d)	914,005
2,706,179	Series 4968, Class NP
	6.500%, 04/25/50 (d)	3,150,238
		11,466,113
	Federal National Mortgage Association REMIC - 2.37%
1,970,206	Series 2013-57, Class DK
	3.500%, 06/25/33	2,114,908
157,468	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/36 (a)	158,886
183,026	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.492%, 08/25/36 (a)(d)	184,657
106,249	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.542%, 08/25/37 (a)	107,519
127,560	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.522%, 11/25/40 (a)(d)	128,741
257,297	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.492%, 04/25/41 (a)(d)	258,158
271,328	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	279,154
275,710	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	288,167
725,674	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	0.592%, 07/25/42 (a)	734,080
1,895,123	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	0.692%, 10/25/43 (a)	1,934,826
2,863,675	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	0.692%, 10/25/43 (a)	2,923,250
3,374,209	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.492%, 09/25/46 (a)	3,409,307
3,645,093	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.592%, 11/25/46 (a)	3,693,145
2,222,610	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.492%, 05/25/47 (a)	2,233,473
2,291,182	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.442%, 01/25/48 (a)	2,303,554
659,359	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.932%, 04/25/48 (a)(c)	677,055
6,803,121	Series 2020-18, Class KD
	6.500%, 03/25/50	7,925,962
2,737,441	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.442%, 10/25/58 (a)	2,755,738
		32,110,580
	Government National Mortgage Association - 11.15%
11,572,498	Series 2020-176, Class MT
	5.000%, 11/20/50	13,135,877
2,496,268	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.575%, 03/20/67 (a)	2,504,441
2,952,671	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.595%, 03/20/67 (a)	2,968,382
3,321,326	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.475%, 01/20/68 (a)	3,325,754
5,877,634	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	0.431%, 06/20/68 (a)	5,785,787
6,683,882	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.327%, 06/20/68 (a)	6,580,412
5,999,358	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.725%, 06/20/69 (a)	6,084,125
20,633,793	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.428%, 04/20/70 (a)	20,660,520
4,394,805	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	0.731%, 05/20/70 (a)	4,468,224
11,523,583	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	0.598%, 02/20/71 (a)	11,668,126
11,066,513	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	0.798%, 03/20/71 (a)	11,328,723
21,463,935	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	0.998%, 04/20/71 (a)	22,202,366
11,833,962	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	0.948%, 04/20/71 (a)	12,221,936
19,706,269	Series 2021-H10, Class FB
	30-day Average SOFR + 1.500%
	1.548%, 06/20/71 (a)	21,218,729
6,341,976	Series 2021-H11, Class FM
	30-day Average SOFR + 1.500%
	1.548%, 07/20/71 (a)	6,833,415
		150,986,817
	Total Collateralized Mortgage Obligations	194,563,510
	(Cost $193,717,152)

MORTGAGE-BACKED OBLIGATIONS - 32.99%
	Federal Home Loan Mortgage Corporation - 2.20%
50,891	12 Month LIBOR USD + 1.840%
	2.090%, 11/01/34 (a)	51,386
1,678,817	3.000%, 11/01/34	1,764,159
106,766	H15T1Y + 2.250%
	2.352%, 08/01/35 (a)	113,408
135,943	12 Month LIBOR USD + 1.769%
	2.125%, 05/01/36 (a)	141,460
23,780,506	2.000%, 07/01/36	24,406,674
96,362	12 Month LIBOR USD + 1.890%
	2.265%, 03/01/42 (a)	101,501
3,039,583	3.000%, 02/01/47	3,212,376
		29,790,964
	Federal Home Loan Mortgage Corporation Gold - 1.00%
557	3.500%, 10/01/22	588
4,011,695	2.000%, 12/01/31	4,131,679
43,152	5.000%, 08/01/35	49,066
7,573	5.000%, 12/01/35	8,603
1,733,919	3.000%, 01/01/37	1,826,647
1,903,889	3.000%, 02/01/37	2,005,649
2,451,906	3.500%, 02/01/37	2,611,356
64,253	5.000%, 03/01/37	73,089
2,134,686	3.500%, 03/01/37	2,273,282
137,248	5.000%, 05/01/37	156,266
118,186	5.000%, 02/01/38	134,728
42,054	5.000%, 03/01/38	47,928
31,385	5.000%, 09/01/38	35,744
108,975	5.000%, 12/01/38	124,131
72,197	5.000%, 01/01/39	82,247
		13,561,003
	Federal National Mortgage Association - 12.91%
3,476,458	2.425%, 08/01/22 (a)	3,490,666
20,000,000	3.100%, 01/01/26	21,412,675
10,449,593	2.435%, 08/01/26	10,881,240
33,308	5.000%, 03/01/27	34,466
26,692	7.000%, 08/01/28	26,786
21,229	7.000%, 08/01/28	21,304
38,632	7.000%, 11/01/28	40,609
5,233,000	1 Month LIBOR USD + 0.520%
	0.608%, 05/01/29 (a)	5,230,689
10,000,000	1 Month LIBOR USD + 0.590%
	0.678%, 07/01/30 (a)	9,996,060
25,000,000	30-day Average SOFR + 0.420%
	0.468%, 01/01/31 (a)	24,998,974
25,000,000	30-day Average SOFR + 0.420%
	0.468%, 01/01/31 (a)	24,998,827
8,273	7.000%, 02/01/32	9,108
58,995	2.500%, 02/01/32	61,450
24,477	H15T1Y + 2.235%
	2.360%, 05/01/32 (a)	24,390
64,789	7.000%, 05/01/32	71,012
158,834	H15T1Y + 2.625%
	2.700%, 09/01/32 (a)	158,639
3,631,497	4.000%, 04/01/33	3,866,744
177,288	H15T1Y + 2.215%
	2.215%, 07/01/33 (a)	187,454
128,461	12 Month LIBOR USD + 1.537%
	1.787%, 11/01/33 (a)	128,629
168,010	H15T1Y + 2.215%
	2.340%, 12/01/33 (a)	168,606
1,196,280	4.500%, 01/01/34	1,288,188
629,327	4.500%, 01/01/34	682,833
172,363	12 Month LIBOR USD + 1.542%
	1.792%, 04/01/34 (a)	173,747
68,077	H15T1Y + 2.185%
	2.185%, 08/01/34 (a)	68,727
593	6.000%, 09/01/34	685
77,272	12 Month LIBOR USD + 1.665%
	1.915%, 10/01/34 (a)	81,200
3,531,663	3.000%, 01/01/35	3,710,561
3,476,862	3.500%, 01/01/35	3,677,162
23,498	12 Month LIBOR USD + 1.669%
	2.044%, 03/01/35 (a)	23,539
2,824,074	2.500%, 03/01/35	2,941,511
47,035	12 Month LIBOR USD + 1.720%
	2.095%, 04/01/35 (a)	46,923
2,095,562	3.000%, 04/01/35	2,199,700
127,360	H15T1Y + 2.313%
	2.438%, 05/01/35 (a)	135,330
101,314	12 Month LIBOR USD + 1.413%
	1.774%, 05/01/35 (a)	105,140
1,881,113	4.000%, 06/01/35	2,034,184
55,163	6 Month LIBOR USD + 1.412%
	1.606%, 06/01/35 (a)	55,349
180,091	12 Month LIBOR USD + 1.750%
	2.000%, 08/01/35 (a)	189,206
67,178	6 Month LIBOR USD + 1.498%
	1.709%, 08/01/35 (a)	67,921
37,647	12 Month LIBOR USD + 2.435%
	2.685%, 09/01/35 (a)	38,201
117,900	H15T1Y + 2.085%
	2.127%, 10/01/35 (a)	118,384
295,654	12 Month LIBOR USD + 1.557%
	1.857%, 11/01/35 (a)	297,916
15,025,494	3.000%, 01/01/36	15,791,685
101,447	12 Month LIBOR USD + 1.737%
	2.112%, 03/01/36 (a)	102,057
188,199	12 Month US Treasury Average + 2.559%
	2.617%, 04/01/36 (a)	201,209
23,777,547	2.000%, 07/01/36	24,403,637
1,239,637	4.500%, 12/01/38	1,340,212
4,066,461	4.000%, 09/01/39	4,387,576
33,766	5.000%, 10/01/39	38,155
349,056	12 Month LIBOR USD + 1.746%
	2.050%, 05/01/42 (a)	366,120
86,692	12 Month LIBOR USD + 1.700%
	1.950%, 06/01/42 (a)	91,007
147,619	12 Month LIBOR USD + 1.685%
	1.935%, 10/01/42 (a)	152,341
312,068	12 Month LIBOR USD + 1.584%
	1.861%, 12/01/44 (a)	324,118
1,018,862	12 Month LIBOR USD + 1.610%
	3.146%, 04/01/47 (a)	1,058,099
887,604	12 Month LIBOR USD + 1.608%
	3.137%, 09/01/47 (a)	922,551
841,927	3.500%, 04/01/49	885,067
1,018,500	4.000%, 05/01/49	1,084,090
		174,892,659
	Government National Mortgage Association - 0.27%
19,327	H15T1Y + 1.500%
	1.875%, 05/20/42 (a)	20,120
17,434	H15T1Y + 1.500%
	1.875%, 06/20/42 (a)	18,144
95,484	H15T1Y + 1.500%
	1.625%, 07/20/42 (a)	98,865
10,415	H15T1Y + 1.500%
	2.125%, 10/20/42 (a)	10,826
19,323	H15T1Y + 1.500%
	2.125%, 12/20/42 (a)	20,075
3,297,248	12 Month LIBOR USD + 1.515%
	1.779%, 09/20/69 (a)	3,414,020
		3,582,050
	Uniform Mortgage Backed Securities - 16.61%
70,000,000	1.500%, 12/15/35 TBA (e)	70,360,937
50,000,000	2.000%, 12/15/35 TBA (e)	51,279,297
60,000,000	3.000%, 12/15/42 TBA (e)	62,299,219
40,000,000	2.500%, 12/15/46 TBA (e)	41,003,125
		224,942,578
	Total Mortgage-Backed Obligations	446,769,254
	(Cost $445,550,154)

MUNICIPAL BONDS - 0.49%
	City of New Orleans LA Sewerage Service Revenue
400,000	0.589%, 06/01/24	395,485
500,000	0.808%, 06/01/25	491,120
500,000	0.958%, 06/01/26	488,298
	City of New Orleans LA Water System Revenue
500,000	0.465%, 12/01/23	494,880
500,000	0.858%, 12/01/25	486,419
315,000	1.008%, 12/01/26	304,623
	City of New York NY
4,000,000	1.216%, 08/01/26	3,961,765
	Total Municipal Bonds	6,622,590
	(Cost $6,774,022)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 42.14%
	FHLMC, Multifamily Structured Pass Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,307,369
290,352	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	293,779
443,471	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.448%, 02/25/24 (a)(c)	444,518
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,180,845
948,035	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	962,261
7,000,000	Series K-041, Class A2
	3.171%, 10/25/24 (b)(c)	7,389,415
15,000,000	Series K-729, Class A2
	3.136%, 10/25/24 (b)(c)	15,716,113
20,000,000	Series K-731, Class A2
	3.600%, 02/25/25 (a)(b)(c)	21,093,786
4,037,000	Series K-047, Class A2
	3.329%, 05/25/25 (a)(b)(c)	4,311,992
1,618,144	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.428%, 06/25/25 (a)(c)	1,621,440
27,570,000	Series K-048, Class A2
	3.284%, 06/25/25 (a)(b)(c)	29,417,309
10,325,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	10,661,152
10,000,000	Series K-050, Class A2
	3.334%, 08/25/25 (a)(b)(c)	10,711,819
2,380,000	Series K-051, Class A2
	3.308%, 09/25/25 (b)(c)	2,550,909
6,250,000	Series K-054, Class A2
	2.745%, 01/25/26 (b)(c)	6,591,642
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,384,107
3,000,000	Series K-055, Class A2
	2.673%, 03/25/26 (b)(c)	3,161,128
6,500,000	Series K-061, Class A2
	3.347%, 11/25/26 (a)(b)(c)	7,085,736
240,648	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	0.508%, 12/25/26 (a)(c)	240,893
5,865,013	Series K-066, Class A2
	3.117%, 06/25/27 (b)(c)	6,360,261
20,000,000	Series K-J26, Class A2
	2.606%, 07/25/27 (b)(c)	20,979,566
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,253,375
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,497,600
22,800,000	Series K-F125, Class AS
	30-day Average SOFR + 0.220%
	0.268%, 10/25/28 (a)(c)	22,800,000
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	0.698%, 10/25/28 (a)(c)	7,808,671
1,060,049	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,148,246
5,463,900	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.648%, 11/25/28 (a)(c)	5,492,300
3,810,359	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	0.628%, 02/25/29 (a)(c)	3,836,126
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.748%, 09/25/29 (a)(c)	5,064,642
4,900,681	Series K-104, Class A1
	1.938%, 10/25/29 (b)(c)	5,040,535
9,381,848	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.628%, 05/25/30 (a)(c)	9,440,463
4,768,719	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.448%, 06/25/30 (a)(c)	4,772,476
11,671,259	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.458%, 06/25/30 (a)(c)	11,698,751
26,638,443	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.428%, 09/25/30 (a)(c)	26,773,857
20,416,932	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.428%, 10/25/30 (a)(c)	20,467,017
21,784,902	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.418%, 10/25/30 (a)(c)	21,838,633
18,219,017	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300%
	0.388%, 11/25/30 (a)(c)	18,258,803
14,825,591	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 12/25/30 (a)(c)	14,812,145
25,000,000	Series K-F103, Class AS
	30-day Average SOFR + 0.240%
	0.288%, 01/25/31 (a)(c)	24,988,278
25,000,000	Series K-F105, Class AS
	30-day Average SOFR + 0.250%
	0.298%, 02/25/31 (a)(c)	24,988,290
	FNMA
1,465,323	Series 2013-M6, Class 2A
	2.618%, 03/25/23 (a)	1,495,529
17,105,341	Series 2017-M1, Class A2
	2.496%, 10/25/26 (a)(b)	17,843,901
	GNMA
23,884,984	Series 2021-051, Class AC
	1.500%, 05/16/55 (b)	23,554,844
24,653,307	Series 2021-040, Class AD
	1.500%, 05/16/61 (b)	24,366,151
23,549,492	Series 2021-052, Class A
	1.500%, 05/16/61 (b)	23,210,285
24,646,848	Series 2021-071, Class AB
	1.750%, 09/16/61 (b)	24,446,801
14,090,425	Series 2021-068, Class AB
	1.500%, 12/16/61 (b)	13,859,806
19,373,128	Series 2021-028, Class AJ
	1.500%, 01/16/62 (b)	18,880,905
18,543,828	Series 2020-132, Class AD
	2.200%, 09/16/62 (b)	18,680,640
	Total U.S. Government-Backed Obligations	570,785,110
	(Cost $573,150,150)

REPURCHASE AGREEMENTS - 17.50%
236,990,000	INTL FCStone Financial, Inc., 0.150%, Dated 11/30/2021, matures 12/01/2021,
	repurchase price $236,990,987 (collateralized by $516,839,722 par amount of
	Government Agencies, United States Treasury Notes, GNMA, FNMA, and FHLMC
	securities of 0.000% to 9.000% due 12/13/21 to 01/15/63, total market value
	$241,261,338)	236,990,000
	Total Repurchase Agreements	236,990,000
	(Cost $236,990,000)

REGISTERED INVESTMENT COMPANY - 0.04%
499,180	First American Government Obligations Fund - Class X
	0.026%, 12/01/31 (f)	499,180
	Total Registered Investment Company	499,180
	(Cost $499,180)
	Total Investments - 116.87%	1,582,826,347
	(Cost $1,584,087,673)
	Net Other Assets and Liabilities - (16.87)%	(228,475,084)
	Net Assets - 100.00%	$1,354,351,263

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Sequential collateral.
(c) The security has Structured collateral.
(d) The security has PAC (Planned Amortization Class) collateral.
(e) Represents or includes a TBA (To Be Announced) transaction.
(f) Seven day yield as of November 30, 2021.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2021 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of Trust for Credit Unions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

	Level 1	–	quoted prices in active markets for identical securities
	Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2021 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 11/30/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$41,059,441	$-	$41,059,441	$-
Asset Backed Securities	400,877	-	400,877	-
Collateralized Mortgage Obligations	973,908,178	-	973,908,178	-
Mortgage-Backed Obligations	276,222,689	-	276,222,689	-
Agency Debentures	1,500,000	-	-	1,500,000
U.S. Government-Backed Obligations	872,192,967	-	872,192,967	-
Repurchase Agreements	730,961,000	-	730,961,000	-
	$2,896,245,152	$-	$2,894,745,152	$1,500,000

	Short Duration Portfolio
	Total Market Value at 11/30/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$126,596,703	$-	$126,596,703	$-
Collateralized Mortgage Obligations	194,563,510	-	194,563,510	-
Mortgage-Backed Obligations	446,769,254	-	446,769,254	-
Municipal Bonds	6,622,590	-	6,622,590	-
U.S. Government-Backed Obligations	570,785,110	-	570,785,110	-
Repurchase Agreements	236,990,000	-	236,990,000	-
Registered Investment Company	499,180	499,180	-	-
	$1,582,826,347	$499,180	$1,582,327,167	$-

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2021:
	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2021	$1,750,000
Gross sales	(250,000)
Fair Value, as of November 30, 2021	$1,500,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2021, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities of $0 and $224,942,578 respectively.

E. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced  a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the instruments in which a Portfolio invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on a Portfolio’s investments, performance or financial condition.